NON-CONTROLLING INTERESTS - Schedule of Preferred Equity (Details) shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	6,000			6,000
Distributions or dividends declared	$ (3,565)	$ (2,066)	$ (2,530)
Series 1 (C$136)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	8,370			8,370
Cumulative dividend rate (%)	5.20%
Distributions or dividends declared	$ 8	4
Carrying value of non-controlling interests	$ 152	119
Series 2 (C$113)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	1,590			1,590
Cumulative dividend rate (%)	5.30%
Distributions or dividends declared	$ 2	4
Carrying value of non-controlling interests	$ 29	54
Series 3 (C$249)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	9,960			9,960
Cumulative dividend rate (%)	6.50%
Distributions or dividends declared	$ 10	10
Carrying value of non-controlling interests	$ 180	172
Series 5 (C$103)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	4,110			4,110
Cumulative dividend rate (%)	5.00%
Distributions or dividends declared	$ 4	4
Carrying value of non-controlling interests	$ 75	71
Series 6 (C$175)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	7,000			7,000
Cumulative dividend rate (%)	5.00%
Distributions or dividends declared	$ 6	6
Carrying value of non-controlling interests	$ 127	121
Preferred equity
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares	31,030			31,030
Distributions or dividends declared	$ 30	28
Carrying value of non-controlling interests	$ 563	$ 537
Series 1 (C$136)
Disclosure of classes of share capital [line items]
Notional amount				$ 136
Earliest permitted redemption date	April 2025
Series 2 (C$113)
Disclosure of classes of share capital [line items]
Notional amount				113
Earliest permitted redemption date	April 2025
Series 3 (C$249)
Disclosure of classes of share capital [line items]
Notional amount				249
Earliest permitted redemption date	July 2024
Series 5 (C$103)
Disclosure of classes of share capital [line items]
Notional amount				103
Earliest permitted redemption date	April 2018
Series 6 (C$175)
Disclosure of classes of share capital [line items]
Notional amount				$ 175
Earliest permitted redemption date	July 2018